Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (1,201,023)	$ (3,540,409)	$ 63,383
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	923,108	1,410,452	1,603,129
Inventories write-down	105,599	762	18,320
Loss on disposal of equipment	178,381	42,504	8,089
Allowance for credit loss	(184,977)	12,157	149,503
Allowance for advances to suppliers	15,468
Allowance for advances to suppliers for equipment	13,865
Deferred tax expense (benefits)	111,151	(46,044)	(94,533)
Loss on disposal of subsidiaries	126
Interest income of loan to third parties	(158,428)
Changes in assets and liabilities:
Accounts receivable – third parties	1,022,554	1,815,361	(131,950)
Advance to suppliers	6,036,907	(1,061,321)	977,318
Amount due (from) to related parties	(1,377,588)	1,775,923	(3,964,077)
Inventories	568,669	1,576,799	(400,544)
Operating lease liabilities	(5,838)	(2,029)	(51,755)
Prepaid expenses and other current assets	194,515	293,683	1,291,145
Accounts payable	245,499	(2,553,902)	864,585
Income taxes payable		(250,423)	136,508
Deferred revenue	(211,238)	(176,969)	52,245
Accrued expenses and other liabilities	(32,465)	(1,524,631)	1,688,370
Net cash provided by (used in) operating activities	6,244,285	(2,228,087)	2,209,736
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of intangible assets		(33,313)	(127,913)
Purchase of property and equipment	(1,332,507)	(9,225,094)	(455,391)
Proceed from disposal of property and equipment	472,929	194,328
Loans to third parties	(6,123,175)
Repayment from loans to third parties	6,099,169
Loan to related parties	(2,657,124)
Repayment from related parties	5,128,096
Acquisition consideration of a subsidiary	(85,012)
Refundable advance deposit	(9,110,000)
Net cash outflow from disposal of a subsidiary	(95)
Net cash used in investing activities	(7,607,719)	(9,064,079)	(583,304)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from public offering and registered direct offering	6,900,912	7,373,839
Cash deposited in escrow account		(400,000)
Return of cash deposited in escrow account	400,000
Contributions from non-controlling interest		2,767,032
Proceeds from short-term borrowings	17,954,939	13,394,778	9,107,082
Repayments of short-term borrowings	(24,610,052)	(9,369,404)	(6,000,791)
Loan from related party	860,780
Repayment to related party	(2,028,623)
Loans to related parties		(4,574,088)	(5,669,834)
Repayment from related parties		5,477,054	5,891,373
Loans to third parties		(1,133,656)	(2,723,935)
Repayment from loans to third parties		2,734,478	23,562
Payment of offering cost	(376,168)	(613,009)	(1,356,176)
Net cash (used in) provided by financing activities	(898,212)	15,657,024	(728,719)
Effect of exchange rate changes	(207,360)	555,464	(33,852)
Net increase (decrease) in cash and restricted cash	(2,469,006)	4,920,322	863,861
Cash, cash equivalents, and restricted cash, at beginning of year	6,557,605	1,637,283	773,422
Cash, cash equivalents and restricted cash, at end of year	4,088,599	6,557,605	1,637,283
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	4,088,599	6,557,605	1,596,096
Restricted cash			41,187
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	4,088,599	6,557,605	1,637,283
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income taxes paid	8,103	9,973	160,162
Interest paid	$ 508,519	$ 543,753	$ 312,035